Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
GEOVAX LABS, INC.
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For t
he Years Ended December 31, 2014, 2013 and 2012

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2014	$25,002,881	$1,044,297	$-0-	$-0-	$26,047,178
Year ended December 31, 2013	27,295,741	862,736	-0-	$(3,155,596)	25,002,881
Year ended December 31, 2012	27,591,230	817,472	-0-	(1,112,961)	27,295,741

(1)	Deductions represent the effect of expiring NOL carryforwards from prior year.